COMMITMENTS AND CONTINGENCIES (Details Narrative)	9 Months Ended
Dec. 31, 2023 shares
Merger Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Earnout shares	25,000,000
Exchange Agreements [Member]
Loss Contingencies [Line Items]
Earnout shares	25,000,000
Convertible preferred stock shares reserved for future issuance	951,327